First Focus Funds

Short-Intermediate Bond Fund
Income Fund
Balanced Fund
Core Equity Fund
Large Cap Growth Fund
Growth Opportunities Fund
Small Company fund
International Equity Fund

First Focus Funds

Prospectus and Privacy Policy

August 1, 2009

Value. Stability. Service.

Notice to Investors

Shares of First Focus Funds:

ARE NOT FDIC INSURED

May lose value	Have no bank guarantee

The First Focus Funds are distributed by an independent third party, Northern Lights Distributors, LLC

These pages are followed by a Prospectus which describes in detail the Funds’ objectives, investment policies, risks, fees and other matters of interest. Please read it carefully before investing.

PROSPECTUS

First Focus FundsSM

A Family of Mutual Funds

•	First Focus Short-Intermediate Bond Fund

•	First Focus Income Fund

•	First Focus Balanced Fund

•	First Focus Core Equity Fund

•	First Focus Large Cap Growth Fund

•	First Focus Growth Opportunities Fund

•	First Focus Small Company Fund

•	First Focus International Equity Fund

Prospectus

August 1, 2009

First Focus Funds, Inc. (the “Company”) is a family of eight mutual funds (the “Funds”). This Prospectus describes the Shares of each of the eight funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, First National Bank of Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Funds

PROSPECTUS

First Focus Short-Intermediate Bond Fund (FOSIX)

Objective

The First Focus Short-Intermediate Bond Fund seeks to maximize total returns in a manner consistent with generation of current income, preservation of capital and reduced price volatility.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, this Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in bonds. A bond is any interest-bearing or discounted government or corporate security that obligates the issuer to pay the bond holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity and may take the form of any of the following securities:

•	notes and debentures from a wide range of U.S. corporate issuers;

•	dollar-denominated debt securities issued in the U.S. by foreign entities (“Yankee Bonds”);

•	asset-backed securities;

•	mortgage related securities;

•	state, municipal or industrial revenue bonds;

•	obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

•	fixed income securities that can be converted into or exchanged for common stock;

•	repurchase agreements; or

•	futures contracts.

This is not a fundamental policy and may be changed by the Fund’s Board of Directors upon 60 days’ prior notice.

The Fund’s investment strategy emphasizes fundamental analysis, relative value and a long-term outlook. “Relative value” is the value the Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund’s “long-term outlook” is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Fund’s portfolio. The adviser looks for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Fund diversified.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years under normal market conditions, and is expected to be somewhat less volatile than the First Focus Income Fund. To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the average maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Barclays Capital U.S. Government/Credit 1-5 Year Index average duration. Duration is a measure of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities-representing payments of principal and interest-by considering the timing, frequency and amount of payment expected from each portfolio debt security. The shorter a security’s duration, the less sensitive it will be to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, on June 30, 2009, the average duration of the Barclays Capital U.S. Government/Credit 1-5 Year Index was 2.64 years. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 3.125% was 8.33 years.

The majority of the fixed income securities in which the Fund invests will be “investment grade,” which means they will be:

•

rated at purchase within the four highest ratings of a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s, Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“Standard & Poor’s”) or Fitch Ratings; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

The Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade, but no lower than a B rating by an NRSRO.

The Fund may also use derivative instruments, subject to certain limitations. The Fund may invest up to 15% of its assets based on notional value in derivative instruments, such as interest rate swaps, interest rate floors and caps and credit default swaps, and up to 40% of its assets based on notional value in treasury futures, to neutralize the impact of interest rate changes, increase total return, to protect gains or hedge against potential losses in the portfolio. The Fund will not use derivatives for reasons inconsistent with its investment objective.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-related securities. These securities are backed by obligations such as:

•	conventional 15 or 30-year fixed rate mortgages;

•	adjustable rate mortgages;

•	non-conforming mortgages;

•	commercial mortgages; or

•	other assets.

Mortgage-related securities are pass-through securities-an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is “passed through” to the securities’ holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole-mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund’s fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. Changes in interest rates also affect the value of the Fund’s futures contracts. When interest rates rise, the value of the Fund’s fixed income securities, futures contracts, and the Fund’s shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

The value of some mortgage-related or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

Credit risk. The value of the Fund’s fixed income securities is affected by the issuer’s continued ability to make interest and principal payments. The value of the Fund’s futures contracts is affected by the ability of the counterparty to the contract to meet its obligations under the contract by delivering the securities specified in the contract at the specified time and price. The Fund could lose money if the issuers of its fixed income securities, or the counterparties to its futures contracts, cannot meet their financial obligations, or go bankrupt. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

The Fund invests in securities of various U.S. government agencies, which while chartered or sponsored by acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank, and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the U.S. Treasury.

PROSPECTUS

First Focus Short-Intermediate Bond Fund (FOSIX) (continued)

Securities rated in the lowest of the investment-grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Mortgage and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-backed securities may be less effective than bonds at maintaining yields when interest rates decline. Additionally, mortgage-backed securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage-and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Guarantee risk. Mortgage and asset-backed securities also involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Commercial mortgage-backed risks. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or asset-backed securities.

An unexpectedly high rate of defaults on the mortgages that comprise a mortgage-backed security may limit substantially the security’s ability to make payments of principal or interest to the Fund as a holder of such an instrument, reducing the value of that security or in some cases rendering it worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called ‘subprime’ mortgages.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Derivatives risk. The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and swaps agreements. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instruments’ terms. Additionally, some derivatives the Fund uses involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

High yield debt instrument risk. Investment in or exposure to non-investment grade (lower rated) debt instruments (also known as “high yield debt instruments” or “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

PROSPECTUS

First Focus Short-Intermediate Bond Fund (FOSIX) (continued)

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the Barclays Capital U.S. Government/Credit 1-5 Year Index (formerly the Lehman Brothers U.S. Government/Credit 1-5 Year Index). The table compares the performance of this index to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 2.05%.

Best Quarter	Worst Quarter
September 30, 2001	December 31, 2001
4.56%	-3.30%

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Years	10 Years
Short-Intermediate Bond Fund

Return Before Taxes	2.58%	2.93%	3.87%

Return After Taxes on Distributions	0.91%	1.35%	2.06%

Return After Taxes on Distributions and Sale of Fund Shares	1.66%	1.57%	2.20%

Barclays Capital U.S. Government/Credit 1-5 Year Index(1)	5.13%	3.96%	5.10%

(1)	The Barclays Capital U.S. Government/Credit 1-5 Year Index measures the performance of the U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities

The above referenced index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual Fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

Short-Intermediate Bond Fund Annual Fund Operating Expenses (% of average net assets)

Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.70%
Total Fund Operating Expenses	1.20%
Less Contractual Fee Waivers(2)	0.29%
Net Total Fund Operating Expenses(3)	0.91%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)	The Advisor has contractually agreed to waive 0.29% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(3)

Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 0.90%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$93	$352	$632	$1,429

PROSPECTUS

First Focus Income Fund (FOINX)

Objective

The First Focus Income Fund seeks to maximize total returns in a manner consistent with the generation of current income and the preservation of capital.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, this Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in bonds. A bond is any interest-bearing or discounted government or corporate security that obligates the issuer to pay the bond holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity and may take the form of any of the following securities:

•	bonds, notes and debentures from a wide range of U.S. corporate issuers;

•	dollar-denominated debt securities issued in the U.S. by foreign entities (“Yankee Bonds”);

•	asset-backed securities;

•	mortgage related securities;

•	state, municipal or industrial revenue bonds;

•	obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

•	fixed income securities that can be converted into or exchanged for common stock;

•	repurchase agreements; or

•	futures contracts.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Barclays Capital U.S. Aggregate Index average duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities-representing payments of principal and interest-by considering the timing, frequency and amount of payment expected from each portfolio debt security. The shorter a security’s duration, the less sensitive it will be to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, on June 30, 2009 the average duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 3.125% was 8.33 years.

The majority of the fixed income securities in which the Fund invests will be “investment grade,” which means they will be:

•	rated at purchase within the four highest ratings of an NRSRO, such as Moody’s, Standard & Poor’s or Fitch Ratings; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

The Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade, but no lower than a B rating by an NRSRO.

The Fund may also use derivative instruments subject to certain limitations. The Fund may invest up to 15% of its assets based on notional value in derivative instruments, such as interest rate swaps, interest rate floors and caps and credit default swaps, and up to 40% of its assets based on national value in treasury futures, to neutralize the impact of interest rate changes, increase total return, to protect gains or hedge against potential losses in the portfolio. The Fund will not use derivatives for reasons inconsistent with its investment objective.

Mortgage-backed securities. Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities. These securities are backed by obligations such as:

•	conventional 15 or 30-year fixed rate mortgages;

•	adjustable rate mortgages;

•	non-conforming mortgages;

•	commercial mortgages; or

•	other assets.

Mortgage-backed securities are pass-through securities—an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is “passed through” to the securities’ holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund’s fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. Changes in interest rates also affect the value of the Fund’s futures contracts. When interest rates rise, the value of the Fund’s fixed income securities, futures contracts, and the Fund’s shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

The value of some mortgage-backed or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

Credit risk. The value of the Fund’s fixed income securities is affected by the issuer’s continued ability to make interest and principal payments. The value of the Fund’s futures contracts is affected by the ability of the counterparty to the contract to meet its obligations under the contract by delivering the securities specified in the contract at the specified time and price. The Fund could lose money if the issuers of its fixed income securities, or the counterparties to its futures contracts, cannot meet their financial obligations, or go bankrupt. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

The Fund invests in securities of various U.S. government agencies, which while chartered or sponsored by acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the U.S. Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the U.S. Treasury.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

PROSPECTUS

First Focus Income Fund (FOINX) (continued)

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Mortgage-and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Additionally, mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage-and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Guarantee risk. Mortgage and asset-backed securities also involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Commercial mortgage-backed risks. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or asset-backed securities.

An unexpectedly high rate of defaults on the mortgages that comprise a mortgage-backed security may limit substantially the security’s ability to make payments of principal or interest to the Fund as a holder of such an instrument, reducing the value of that security or in some cases rendering it worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called ‘subprime’ mortgages.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Derivatives risk. The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and swaps agreements. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms. Additionally, some derivatives the Fund uses involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

High yield debt instrument risk. Investment in or exposure to non-investment grade (lower rated) debt instruments (also known as “high yield debt instruments” or “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index). The table compares this index to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 2.03%.

Best Quarter	Worst Quarter
September 30, 2001	June 30, 1999
4.87%	-2.86%

The above performance information of this Fund reflects the performance of the Fund’s predecessor common trust fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. FNB Fund Advisers, a division of First National Bank of Omaha, currently manages the Fund. The Fund commenced business on March 9, 2001. The bar chart above includes information regarding the common trust fund’s operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Fund. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

PROSPECTUS

First Focus Income Fund (FOINX) (continued)

Average Annual Total Return —

Comparison of Before and After-Tax Returns

The Fund’s returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Years	Since Inception (3/9/01)
Income Fund

Return Before Taxes	0.73%	2.98%	4.14%

Return After Taxes on Distributions	-0.88%	1.43%	2.33%

Return After Taxes on Distributions and Sale of Fund Shares	0.46%	1.63%	2.46%

Barclays Capital U.S. Aggregate Index(1)(2)	5.24%	4.65%	5.53

(1)

The Barclays Capital U.S. Aggregate Index is a market value-weighted index which tracks the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

The above referenced index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

(2)	Index comparisons began on March 9, 2001.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

Income Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.73%
Total Fund Operating Expenses	1.33%
Less Contractual Fee Waivers(2)	0.47%
Net Total Fund Operating Expenses(3)	0.86%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)	The Advisor has contractually agreed to waive 0.47% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(3)

Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 0.85%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$88	$375	$684	$1,560

PROSPECTUS

First Focus Balanced Fund (FOBAX)

Objective

The investment objective of the First Focus Balanced Fund is capital appreciation and current income.

Principal Investment Strategies and Risks

Principal investments

Based on the adviser’s assessment of market conditions, the Balanced Fund will allocate its assets (defined as net assets plus borrowings for investment purposes) among stocks, fixed income securities and cash equivalents. The Fund will invest 25% to 75% of its total assets in stocks and convertible securities, and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations.

Equities. The Fund’s investment adviser implements a core growth approach focused on companies with above average growth characteristics and below average valuations. Valuation is an important component of the investment process as the Fund’s adviser looks for companies with valuations that are attractive relative to their current earnings or their projected earnings growth rate. Within portfolio construction, the adviser employs multiple diversification strategies to control risk. Fund holdings are diversified across the major economic sectors and by the number of company positions.

In choosing investments, the Fund’s investment adviser looks for companies with sustainable above average growth in sales, earnings and intrinsic value. Company attributes may include the following competitive advantages:

•	market share gains;

•	product innovation;

•	low-cost production;

•	marketing; and

•	research and development.

Fixed income securities. The fixed income component of the Balanced Fund’s portfolio includes:

•	bonds, notes and debentures from a wide range of U.S. corporate issuers;

•	Yankee Bonds;

•	money markets;

•	mortgage-related securities;

•	state, municipal or industrial or general obligation revenue bonds;

•	obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

•	fixed income securities that can be converted into or exchanged for common stock.

In addition, the Balanced Fund may invest in cash equivalents, repurchase agreements or asset-backed securities.

The fixed income securities in which the Fund invests will be “investment grade” at purchase, which means they will be:

•	rated BBB or better from Standard & Poor’s, Baa or better from Moody’s, or the equivalent rating from another NRSRO; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

Socially responsible investing

Tributary Capital Management, adviser to the Balanced Fund, also applies what are commonly referred to as Socially Responsible Investing screens to the security selection and ongoing monitoring of the Fund. The adviser believes that organizations that avoid global security risks and products that pose a clear danger to human health should benefit shareholders in terms of both risk and return in the long-term.

Specifically, the Balanced Fund will not invest in companies that:

•

Have an active business tie to Iran, Syria, Sudan or North Korea, all of which are U.S. State Department-designated terrorist sponsoring states, with the exception of companies whose activities in one or more of these countries are solely humanitarian.

•	Produce tobacco or tobacco products that have been found to pose a clear risk to human health.

Tributary Capital Management has an arrangement with a third party vendor to provide initial screening and ongoing monitoring of companies in the Balanced Fund for the purpose of excluding companies from the Fund that are subject to global security risk and meet the Fund’s exclusion criteria.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

Principal risks — Stocks

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests in common stocks, whose risks include:

•

A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

•

Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap and Small-cap stocks. Investing in medium-capitalization and small capitalization companies may lead to risks greater than those of investments in large-capitalization companies. Mid-cap and small-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Growth investing. The stock portion of this Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Principal risks — Fixed income securities

The fixed income securities portion of the Balanced Fund is subject to various risks including:

Interest rate risk. Changes in interest rates affect the value of the Fund’s debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. When interest rates rise, the value of the Fund’s securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund’s fixed income securities is affected by the issuer’s continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

The Fund invests in securities of various U.S. government agencies, which while chartered or sponsored by acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the U.S. Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the U.S. Treasury.

PROSPECTUS

First Focus Balanced Fund (FOBAX) (continued)

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If, in the event the Fund enters a repurchase agreement, the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Mortgage-and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired these securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-backed securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage-and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the S&P 500 Index and the Barclays Capital U.S. Government/Credit Index (formerly the Lehman Brothers U.S. Government/Credit Index). The table compares the performance of these indices to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 6.92%.

Best Quarter	Worst Quarter
June 30, 2003	September 30, 2008
11.56%	-11.98%

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Years	10 Years
Balanced Fund

Return Before Taxes	-22.56%	1.38%	2.21%

Return After Taxes on Distributions	-23.29%	0.56%	1.20%

Return After Taxes on Distributions and Sale of Fund Shares	-14.17%	1.14%	1.52%

S&P 500 Index(1)	-36.99%	-2.19%	-1.38%

Barclays Capital U.S. Government/Credit Index(1)	5.70%	4.64%	5.64%

Composite Index(2)	-21.91%	0.72%	1.70%

(1)

The S&P 500 Index an index of 500 selected common stocks most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Barclays Capital U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index and includes Treasuries (i.e, public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates.

(2)

The Composite Index is a combined index of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Government/Credit Index. The Composite Index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Balanced Fund. The individual performance of each index that comprises the Composite Index is detailed in the chart above. Sixty percent of the Composite Index is comprised of the S&P 500 Index and forty percent of the Composite Index is comprised of the Barclays Capital U.S. Government/Credit Index.

The above referenced indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who own their Fund shares through tax-deferred arrangements, such as 401 (k) Plans or individual retirement accounts.

PROSPECTUS

First Focus Balanced Fund (FOBAX) (continued)

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual Fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

Balanced Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	0.75%
Distribution(12b-1) Fees	None
Other Expenses(1)	0.76%
Acquired Fund Fees and Expenses(2)	0.04%
Total Fund Operating Expenses	1.55%
Less Contractual Fee Waivers(3)	0.15%
Net Total Fund Operating Expenses(4)	1.40%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)

Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of acquired (underlying) funds, the amount of the Fund’s assets invested in acquired (underlying) funds at any point in time, and the fluctuations of the expense ratios of the acquired (underlying) funds.

(3)	The Advisor has contractually agreed to waive 0.15% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(4)

Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 1.39%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$143	$475	$831	$1,833

PROSPECTUS

First Focus Core Equity Fund (FOEQX)

Objective

The investment objective of the First Focus Core Equity Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund typically invests in domestic companies with market capitalizations over $5 billion. The Fund may also invest up to 20% of its assets in preferred stocks, warrants and common stocks other than those described above.

The Fund’s investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below what the adviser considers its intrinsic value. The adviser may also consider other factors, including a company’s earnings record and/or dividend record.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money. During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

•

A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

•

Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap stocks. Investing in medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail

PROSPECTUS

First Focus Core Equity Fund (FOEQX) (continued)

financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Convertible securities. The Fund may purchase convertible securities that are fixed income debt securities, preferred stocks, warrants, options or rights, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer’s capital structure. Their prices tend to be influenced by changes in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, their prices can be affected by changes in the market value of the common stock into which they can be converted.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the S&P 500 Index and the Russell 1000® Value Index. The table compares the performance of these indices to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 3.95%.

Best Quarter		Worst Quarter
June 30, 1999		December 31, 2008
15.5	0%	-20.74%

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Years	10 Years
Core Equity Fund

Return Before Taxes	-31.82%	-0.06%	-0.38%

Return After Taxes on Distributions	-32.14%	-1.34%	-1.79%

Return After Taxes on Distributions and Sale of Fund Shares	-20.18%	0.28%	-0.46%

S&P 500 Index(1)	-36.99%	-2.19%	-1.38%

Russell 1000® Value Index(1)	-36.85%	-0.79%	1.36%

(1)

The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book-value ratios and lower expected growth values.

The above referenced indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual Fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

Core Equity Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.65%
Acquired Fund Fees and Expenses(2)	0.03%
Total Fund Operating Expenses	1.43%
Less Contractual Fee Waivers(3)	0.15%
Net Total Fund Operating Expenses(4)	1.28%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)

Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of acquired (underlying) funds, the amount of the Fund’s assets invested in acquired (underlying) funds at any point in time, and the fluctuations of the expense ratios of the acquired (underlying) funds.

(3)	The Advisor has contractually agreed to waive 0.15% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(4)

Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 1.27%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$130	$438	$767	$1,700

PROSPECTUS

First Focus Large Cap Growth Fund (FOLCX)

Objective

The investment objective of the First Focus Large Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal circumstances and market conditions, the Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in the common stock and securities that can be converted into common stock, such as convertible bonds, convertible preferred stocks, warrants, options and rights of companies with market capitalizations of at least $5 billion. Although the Fund retains the ability to invest in a relatively small number of stocks, the Fund’s goal is to remain diversified. These are not fundamental investment policies and may be changed by the Fund’s Board of Directors upon 60 days notice to shareholders.

The Fund also will invest in common stocks that the sub-adviser believes have the potential to grow earnings more rapidly than their competitors.

In choosing investments, the Fund’s sub-adviser looks for large capitalization companies with:

•	strong unit growth;

•	dominant market positions;

•	conservative accounting practices; and

•	internally financed growth.

Other investments

Under normal circumstances, the Fund may invest up to 20% of its total assets in equity securities of foreign issuers. The Fund may also lend its portfolio securities and invest uninvested cash balances in money market funds.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. The value of your investment may fluctuate significantly, which means you could lose money. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the sub-adviser will not accurately predict the direction of these and other factors and, as a result, the sub-adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Growth investing. The Fund is primarily growth oriented and it may not perform as well as other types of mutual funds. The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Common stocks. The Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

•

A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the Sub-adviser perceived when selecting the stock.

•

Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when the company fundamentals are strong. A company’s stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Focused Investment Risk. Focusing or concentrating Fund investments in a small number of companies, industries, or regions increases risk. A fund that “concentrates” its investments in a certain type of company (such as biotechnology, healthcare or technology companies) is particularly vulnerable to events affecting those types of companies. Also, the Fund may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. For example, companies in the healthcare sector are subject to rapid obsolescence of products, patent expirations, and changes in governmental regulation or reimbursements; and companies in the technology sector are subject to short product cycles, intense competition and significant losses and/or limited earnings. Because the Fund will generally maintain core holdings in 20 to 50 stocks, its portfolio may become more concentrated on a small number of companies, industries or regions.

Mid-Cap stocks. Investing in medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-Cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Foreign investment risk. Foreign securities are subject to more risks than U.S. domestic investments. These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates which may reduce the value of an investment made in a security denominated in that foreign currency; withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Foreign securities also include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, which entitle the owner to any capital gains or dividends from the underlying company. ADRs are U.S. dollar denominated, and EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs are subject to the same risks as other foreign securities.

PROSPECTUS

First Focus Large Cap Growth Fund (FOLCX) (continued)

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you the Fund’s performance for the first full calendar year that the Fund was in existence. The table compares the Fund’s performance over time to that of the Russell 1000® Growth Index. The table compares the performance of this index to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 9.97%.

Best Quarter	Worst Quarter
June 30, 2008	December 31, 2008
-1.09%	-23.04%

Average Annual Total Return

as of December 31, 2008

	1 Year	Since Inception (7/5/07)
Large Cap Growth Fund

Return Before Taxes	-34.12%	-26.81%

Return After Taxes on Distributions	-34.16%	-26.83%

Return After Taxes on Distributions and Sale of Fund Shares	-22.12%	-22.49%

Russell 1000® Growth Index(1)	-38.44%	-27.09%

(1)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book-value ratios and higher forecasted growth values.

The above referenced index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual Fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

Large Cap Growth Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	0.90%
Distribution(12b-1) Fees	None
Other Expenses(1)	0.65%
Acquired Fund Fees and Expenses(2)	0.02%
Total Fund Operating Expenses	1.57%
Less Contractual Fee Waivers(3)	0.20%
Net Total Fund Operating Expenses(4)	1.37%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)

Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of acquired (underlying) funds, the amount of the Fund’s assets invested in acquired (underlying) funds at any point in time, and the fluctuations of the expense ratios of the acquired (underlying) funds.

(3)

The Advisor has contractually agreed to waive 0.10% of its Management Fees for the period August 1, 2009 through July 31, 2010. The Sub-advisor has contractually agreed to waive 0.10% of its Sub-advisory Fees for the period August 1, 2009 through July 31, 2010.

(4)

Other service providers have contractually agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 1.36%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$139	$476	$836	$1,850

PROSPECTUS

First Focus Growth Opportunities Fund (FOGRX)

Objective

The investment objective of the First Focus Growth Opportunities Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

In pursuit of long-term capital appreciation, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options and rights. The Fund may also invest up to 35% of its assets in preferred stocks and warrants.

The Fund’s investment adviser implements a core growth approach focused on companies with above average growth characteristics and below average valuations. Valuation is an important component of the investment process as the Fund’s adviser looks for companies with valuations that are attractive relative to their current earnings or their projected earnings growth rate. Within portfolio construction, the adviser employs multiple diversification strategies to control risk. Fund holdings are diversified across the major economic sectors and by the number of company positions.

In choosing investments, the Fund’s investment adviser looks for companies with sustainable above average growth in sales, earnings and intrinsic value. Company attributes may include the following competitive advantages:

•	market share gains;

•	product innovation;

•	low-cost production;

•	marketing; and

•	research and development.

The Fund may invest in securities issued by companies with large, medium, or small capitalizations.

Socially responsible investing

Tributary Capital Management, adviser to the First Focus Growth Opportunities Fund, also applies what are commonly referred to as Socially Responsible Investing screens to the security selection and ongoing monitoring of the Fund. The adviser believes that organizations that avoid global security risks and products that pose a clear danger to human health should benefit shareholders in terms of both risk and return in the long-term.

Specifically, the Growth Opportunities Fund will not invest in companies that:

•

Have an active business tie to Iran, Syria, Sudan or North Korea, all of which are U.S. State Department-designated terrorist sponsoring states, with the exception of companies whose activities in one or more of these countries are solely humanitarian.

•	Produce tobacco or tobacco products that have been found to pose a clear risk to human health.

Tributary Capital Management has an arrangement with a third party vendor to provide initial screening and ongoing monitoring of companies in the Growth Opportunities Fund for the purpose of excluding companies from the Fund that are subject to global security risk and meet the Fund’s exclusion criteria.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

•

A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

•

Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap and Small-cap stocks. Investing in medium-capitalization and small capitalization companies may lead to risks greater than those of investments in large-capitalization companies. Mid-cap and small-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Growth investing. This Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year to year. The table compares the Fund’s performance over time to that of the Russell Midcap® Growth Index, and the S&P 500 Index. The table compares the performance of these indices to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 5.58%.

Best Quarter	Worst Quarter
June 30, 1999	December 31, 2008
16.35%	-19.33%

PROSPECTUS

First Focus Growth Opportunities Fund (FOGRX) (continued)

Average Annual Total Returns —

Comparison of Before and After-Tax Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Year	10 Year
Growth Opportunities Fund

Return Before Taxes	-32.29%	0.12%	3.20%

Return After Taxes on Distributions	-33.85%	-1.29%	2.41%

Return After Taxes on Distributions and Sale of Fund Shares	-19.08%	0.29%	2.83%

Russell Midcap® Growth Index(1)	-41.46%	-0.71%	3.18%

S&P 500 Index(1)	-36.99%	-2.19%	-1.38%

(1)

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is an unmanaged index of 500 domestic stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The above referenced indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Growth Opportunities Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.68%
Acquired Fund Fees and Expenses(2)	0.05%
Total Fund Operating Expenses	1.48%
Less Contractual Fee Waivers(3)	0.15%
Net Total Fund Operating Expenses(4)	1.33%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year end include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)

Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of acquired (underlying) funds, the amount of the Fund’s assets invested in acquired (underlying) funds at any point in time, and the fluctuations of the expense ratios of the acquired (underlying) funds.

(3)	The Advisor has contractually agreed to waive 0.15% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(4)

Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 1.32%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$135	$453	$794	$1,756

PROSPECTUS

First Focus Small Company Fund (FOSCX)

Objective

The investment objective of the First Focus Small Company Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and convertible securities of companies with small market capitalization. A company’s market capitalization is considered “small” if it is less than $4 billion. The Fund expects most of these companies will have a market cap of $100 million to $3 billion.

The Fund’s investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below what the adviser considers its intrinsic value. The adviser may also consider other factors, including a company’s earnings record and/or dividend growth. This Fund does not emphasize current dividend or interest income.

In choosing investments, the adviser looks at quantitative and qualitative measures of a company. Quantitative measures of a company include:

•	price-to-earnings ratio;

•	balance sheet strength; and

•	cash flow.

Qualitative measures of a company include:

•	efficient use of capital;

•	management style and adaptability;

•	market share;

•	product lines and pricing flexibility;

•	distribution systems; and

•	use of technology to improve productivity and quality.

Turnover is expected to be low, around 30% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the investment adviser deems it advisable.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money. During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

•

A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the full value potential the adviser anticipated when selecting the stock.

•

Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Small-company stocks. The price of smaller-capitalization stocks may fluctuate dramatically due to such factors as:

•	the company’s greater dependence on key personnel;

•	potentially limited internal resources;

•	difficulty obtaining adequate working resources;

•	greater dependence on newer products and/or markets;

•	technological, regulatory or environmental changes; and

•	predatory pricing.

In short, the Fund’s risks are likely to be greater than those of other equity investments. It will typically be more volatile than the stock market in general, as measured by the S&P 500 Composite Index.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Securities lending risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year to year. The table compares the Fund’s performance over time to that of the Russell 2000® Index and the Russell 2000® Value Index. The table compares the performance of these indices to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 1.70%.

Best Quarter	Worst Quarter
December 31, 2001	December 31, 2008
14.83%	-23.77%

PROSPECTUS

First Focus Small Company Fund (FOSCX) (continued)

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Years	10 Years
Small Company Fund

Return Before Taxes	-24.86%	0.34%	4.85%

Return After Taxes on Distributions	-25.24%	-0.72%	4.06%

Return After Taxes on Distributions and Sale of Fund Shares	-15.66%	0.51%	4.20%

Russell 2000® Index(1)	-33.79%	-0.93%	3.02%

Russell 2000® Value Index(1)	-28.92%	0.27%	6.11%

(1)

The Russell 2000® Index is an index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Value Index is an index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The above referenced indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual Fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

Small Company Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.74%
Acquired Fund Fees and Expenses(2)	0.03%
Total Fund Operating Expenses	1.62%
Less Contractual Fee Waivers(3)	0.15%
Net Total Fund Operating Expenses(4)	1.47%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)

Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of acquired (underlying) funds, the amount of the Fund’s assets invested in acquired (underlying) funds at any point in time, and the fluctuations of the expense ratios of the acquired (underlying) funds.

(3)	The Advisor has contractually agreed to waive 0.15% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(4)

Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 1.46%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$150	$496	$867	$1,909

First Focus International Equity Fund (FFITX)

Objective

The investment objective of the First Focus International Equity Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal market condition, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. This is not a fundamental policy and may be changed by the Fund’s Board of Directors upon 60 days’ notice. The Fund invests primarily in common stocks and other equity securities of non-U.S. and non-Canadian issuers with market capitalizations over $300 million. The Fund may invest in equity securities that are listed on exchanges or traded over-the-counter.

In constructing the Fund’s portfolio and selecting individual securities, the Fund’s sub-adviser will select securities based on its broad strategic regional and sectorial views. These views are formed based on a fundamental analysis of the regions and sectors together with the sub-adviser’s company level research and meetings with the companies’ management. As a result of this approach, the sub-adviser will invest in value or growth stocks at different points in the economic cycle.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money. During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the sub-adviser will not accurately predict the direction of these and other factors and, as a result, the sub-adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. The risks of common stock investing include:

•

A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

•

Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Foreign Stocks. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund’s investments in foreign countries generally will be denominated in a foreign currency. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose

PROSPECTUS

First Focus International Equity Fund (FFITX) (continued)

the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and provide some indication of the risks of investment in the Fund. The bar chart shows you that the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East (”EAFE”) Index. The table compares the performance of this index to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and the table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

as of December 31 Each Year (%)

The Fund’s total return for the six-month period ended June 30, 2009 was 12.98%.

Best Quarter	Worst Quarter
June 30, 2003	December 31, 2008
18.41%	-24.58%

Average Annual Total Return

as of December 31, 2008

	1 Year	5 Years	Since Inception (5/30/02)
International Equity Fund

Return Before Taxes	-49.08%	-1.19%	0.52%

Return After Taxes on Distributions	-49.30%	-2.43%	-0.44%

Return After Taxes on Distributions and Sale of Fund Shares	-31.36%	-0.74%	0.65%

Morgan Stanley Capital International EAFE Index(1)	-43.06%	2.10%	3.67%

(1)

The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

The above referenced index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual Fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s Share price.

Fee Table

International Equity Fund Annual Fund Operating Expenses (% of average net assets)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.77%
Acquired Fund Fees and Expenses(2)	0.13%
Total Fund Operating Expenses	1.90%
Less Contractual Fee Waivers(3)	0.15%
Net Total Fund Operating Expenses(4)	1.75%

(1)

“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

(2)

Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of acquired (underlying) funds, the amount of the Fund’s assets invested in acquired (underlying) funds at any point in time, and the fluctuations of the expense ratios of the acquired (underlying) funds.

(3)	The Advisor has contractually agreed to waive 0.15% of its Management Fees for the period August 1, 2009 through July 31, 2010.
(4)

The Sub-advisor has voluntarily agreed to waive 0.05% of its Sub-advisory Fee. Other service providers have voluntarily agreed to waive 0.015% of their fees. Voluntary waivers may be eliminated at any time. Taking waivers into account, the Fund’s actual Net Total Fund Operating Expenses are expected to be 1.69%.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your Shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years
$178	$582	$1,013	$2,210

PROSPECTUS

First Focus FundsSM

Buying, Selling and Exchanging Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds. The Funds do not accept cash, money orders, travelers checks, starter checks, counter checks or third-party checks.

Buying Shares

You can buy Shares on-line at www.firstfocusfunds.com, by mail or wire, or through First National Bank or its affiliates, your broker/dealer or other institutions. For a Purchase Application, call 1-800-662-4203. You can also obtain an application by visiting our website at www.firstfocusfunds.com.

Opening an Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 38 for minimum account amounts.

Mail the check and a completed Purchase Application to:

First Focus Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

Opening an Account Online

Go to www.firstfocusfunds.com and click on “Open New Account.”

Adding to Your Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 38 for minimum account amounts.

Mail the check and a note with your account number to:

First Focus Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Adding to Your Account Online

Go to www.firstfocusfunds.com and visit our secure account area.

Through Other Institutions

To find out if you can buy Shares through your bank, broker/dealer, or other institution, call 1-800-662-4203 or call your institution. Check with your institution on account requirements, procedures, and any fees, which will reduce your net return.

Customer Identification Program

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address.

Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as required by law.

Auto Invest Plan

You can make regular monthly or quarterly purchases by Automated Clearing House (ACH) transfer from your bank account. The minimum investment to open your account is $100; the minimum for additional investments is $50. To start, complete the Auto Invest Plan section of the Purchase Application or visit www.firstfocusfunds.com and click on “Add Automatic Purchase” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request. See “Signature Guarantees” on page 38.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution’s account requirements.

•	Go to www.firstfocusfunds.com and visit our secure account area.

•	Send a written request to: First Focus Funds Service Center P.O. Box 219022 Kansas City, MO 64121-9022

or

•	If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.

•

The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See “Signature Guarantees,” on page 39.

Auto Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203 or visit www.firstfocusfunds.com and click on “Add Automatic Redemption” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request or an Account Change Form. See “Signature Guarantees,” on page 39. You could have negative tax results if you purchase shares while you’re making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you’re also purchasing shares.

Exchanging Shares

You can exchange shares of one First Focus Fund for shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

•	Before making an exchange, read the Prospectus of the Fund whose shares you want to buy in the exchange.

•

Then mail the Funds your signature-guaranteed request or call 1-800-662-4203. See “Signature Guarantees” on page 39. The amount to be exchanged must meet minimum investment requirements, described on page 38.

Or

•	Go to www.firstfocusfunds.com and click on “Exchange” in the Account Details section.

The Funds reserve the right to restrict or refuse an exchange request if a Fund has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets. There is no assurance the Funds will be able to anticipate any such exchange requests.

The Funds may change or eliminate the exchange privilege with 60 days’ notice to Shareholders, though there are no plans to do so. You may exchange only into Fund shares legally available in your state.

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between the Funds or sales and repurchases of a Fund within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s net asset value (NAV) (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Directors has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through their respective investment advisers and/or subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.

PROSPECTUS

First Focus FundsSM (continued)

Fair Valuation

When reliable market quotations are not readily available for a security, the fair value of that security will be determined in accordance with procedures adopted by the Board. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, First Focus Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, First Focus Funds may not be able to prevent all market timing and its potential negative impact.

Transaction Policies

Share Price

The price per share for each Fund, equal to NAV, is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time). A business day is any day on which the NYSE is open for business.

If the Funds receive your buy or sell order before the daily valuation time, you will pay or receive that day’s NAV for each share. Otherwise you will pay or receive the next business day’s NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund’s securities and other assets, subtracts any liabilities, and divides by the number of Shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of Shares you own by the day’s NAV.

The Funds’ securities are valued at market value. Securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 p.m. Eastern Time. If reliable market prices aren’t available, the fair value prices will be determined using methods approved by the Funds’ Board of Directors. The International Equity Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the International Equity Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Shares.

Some of the more common reasons that may necessitate that any security be valued using fair value procedures include, but are not limited to:

•	the security’s trading has been halted or suspended;

•	the security has been de-listed from a national exchange;

•	the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; and

•	the security has not been traded for an extended period of time.

With regard to the International Equity Fund, a significant event with respect to a security or securities held by the Fund that occurs after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value may necessitate that the security or securities be valued using fair value procedures.

Minimum Investments and Additions

The minimum initial investment for each Fund is $1,000. For additional investments, the minimum investment is $50. Under the Auto Invest Plan, the required initial investment drops to $100. The Funds may also waive minimum requirements for Individual Retirement Accounts and payroll deduction plans.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

Redemption Payments

If you redeem Shares, your payment normally will be sent within seven days of the Fund’s Transfer Agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.

Before selling recently purchased Shares, please note that if the Transfer Agent has not yet collected payment for the Shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all Shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Funds may suspend your right to sell your Shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the Securities and Exchange Commission (SEC). The Funds will require a signature guarantee on redemption requests of $50,000 or more, or if the redemption proceeds are to be paid or sent to someone other than you. See “Signature Guarantees” below.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if the signature is not. The Transfer Agent requires a “medallion” signature guarantee.

You can obtain medallion signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a medallion signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the Shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a medallion signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor’s telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you cannot place a telephone transaction, consider mailing your request as described in “Opening an Account by mail” and “Selling redeeming Shares” on page 36. The Funds reserve the right to refuse a telephone transaction.

Dividends and Taxes

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

The timing and characterization of income distributions are determined annually in accordance with federal income tax regulations. Income determined in accordance with federal income tax regulations may differ from Accounting Principles Generally Accepted in the United States of America. As a result, net investment income for a reporting period may differ significantly from distributions paid during the same reporting period.

Dividends

The Short-Intermediate Bond Fund and the Income Fund declare income dividends daily and pay them monthly. The Balanced Fund declares and pays dividends on a quarterly basis and the Growth Opportunities Fund and the International Equity Fund declare and pay dividends on an annual basis. The Core Equity Fund, Large Cap Growth Fund and Small Company Fund declare and pay dividends monthly, generally during the last week of each month.

Taxes

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

•	Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

•	Distributions to non-corporate shareholders attributable

PROSPECTUS

First Focus FundsSM (continued)

to interest and other ordinary income and short-term capital gains are generally taxed as ordinary income, while distributions to non-corporate shareholders attributable to qualified dividend income are generally taxed at long-term capital gains rates provided certain holding period requirements are satisfied by the shareholder and the Fund. Absent further legislation, such long-term capital gains rate will not apply to qualified dividend income distributed after December 31, 2010.

•	Distributions from a Fund’s long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you have held the Shares.

•

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD provided certain holding period requirements are met.

•	Some dividends paid in January may be taxable as if you had received them the previous December.

•	Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

•

If the distribution of income or gain realized on the sale of securities causes a Share’s NAV to fall below what you paid for it, the distribution is a “return of invested principal” but is still taxable as described above.

•

If you buy Shares shortly before the record date of a Fund’s dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

•

In general, if you sell or redeem shares you will realize a capital gain or loss, which will be long-term or short-term, depending upon your holding period for the shares, provided that any loss recognized on the sale of shares of a Fund held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares in different Funds may be treated as a sale and any gain may be subject to tax.

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2009) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

At least annually, the Funds will advise you of the source and tax status of all the distributions you have received.

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

Portfolio Holdings

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Management of the Company

Investment Advisers

For six of the eight Funds (the Short-Intermediate Bond Fund, the Income Fund, the Core Equity Fund, the Large Cap Growth Fund, the Small Company Fund and the International Equity Fund), FNB Fund Advisers (“FNB”), a division of First National Bank of Omaha (“First National”), 1620 Dodge Street, Stop 1077, Omaha, Nebraska, is the investment adviser. FNB is a registered investment adviser under the Investment Advisers Act of 1940.

First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $20 billion as of December 31, 2008. First National offers clients a full range of financial services and has 70 years of experience in trust and investment management. As of December 31, 2008, First Investment Group, the Investment division which includes FNB Fund Advisers, had $4 billion in assets under management.

The Balanced Fund and the Growth Opportunities Fund are advised by Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National of Nebraska,

Inc. Tributary is a registered investment adviser under the Investment Advisers Act of 1940, and is located at 215 West Oak Street, Fort Collins, Colorado. As of December 31, 2008, Tributary had approximately $198.1 million under investment management.

Investment Sub-Advisers

KBC Asset Management International LTD (“KBCAM”), a subsidiary of KBCAM Limited, located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland, serves as the investment sub-adviser to the International Equity Fund. KBCAM, a registered investment adviser under the Investment Advisers Act of 1940, provides investment advisory services to individuals, investment companies and other institutions. As of December 31, 2008, KBCAM Limited had $8.1 billion in assets under management. KBCAM is part of the KBC Bank and Insurance Group NV. KBC Group is a major financial services group with headquarters in Brussels, Belgium.

Riverbridge Partners, LLC (“Riverbridge”), located at Midwest Plaza West, 801 Nicollet Mall, Suite 600, Minneapolis, Minnesota, serves as the investment sub-adviser to the Large Cap Growth Fund. Riverbridge, a registered investment adviser under the Investment Advisers Act of 1940, provides investment advisory services to individuals, investment companies and other institutions. As of December 31, 2008, Riverbridge had $989.2 million in assets under management.

Responsibilities

FNB and Tributary (collectively, the “Advisers”) supervise and administer the Funds’ respective investment programs. Supervised by the Board of Directors and following each Fund’s investment objectives and restrictions, each Adviser (or, as to the International Equity Fund and Large Cap Growth Fund, the sub-adviser):

•	manages a Fund’s investments;

•	makes buy/sell decisions and places the orders; and

•	keeps records of purchases and sales.

Portfolio Managers

Investment decisions for the Funds are made by teams of Adviser or sub-adviser personnel. In general, investment decisions are made by consensus and no one person is primarily responsible for making investment recommendations.

Portfolio Management Team — FNB

The following people are primarily responsible for day-to-day management of the Funds advised by FNB.

Core Equity Fund and the Small Company Fund

•

Randall Greer, CFA, Vice President, Head of Equity Strategy. Randall D. Greer joined First Investment Group in November of 2006 as Head of Equity Strategy and leads the equity portfolio management team. Randy has over 33 years of experience with him beginning his career with Kirkpatrick Pettis Smith Polian in 1975 holding titles there such as President and Director. He was Chairman, President, CEO and Director of KPM Management, Chief Investment Officer and Director of Westchester Capital Management and most recently a Senior Vice President at Bridges Investment Counsel. Randy graduated from the University of Nebraska, Lincoln in 1974 with a BS in Psychology and a minor in Mathematics and Computer Science. He received his MBA from the University of Florida in 1975 with a concentration in Finance and received his Chartered Financial Analyst (CFA) designation in 1980.

•

Mark A. Wynegar, CFA, Investment Officer, Portfolio Manager. Mark serves as Portfolio Manager for Small Cap Fund for FNB Fund Advisers. Mark has over 13 years of experience in the industry and joined First National Bank in 1999. Prior to joining the Bank, he worked five years at Westchester Capital Management where he was a Senior Securities Analyst and two years at Union Pacific Railroad as a Financial Analyst. He is a Chartered Financial Analyst and a member of the CFA Society of Nebraska and the CFA Institute. Mark received his BS in Business Administration from the University of Nebraska at Lincoln.

•

Christopher P. Sullivan, Investment Officer, Portfolio Manager. Chris serves as a Portfolio Manager for the Core Equity Fund for FNB Fund Advisers. Chris has over 15 years industry experience and joined First National Bank in December 2003. Prior to joining First Investment Group, he worked for Wells Fargo as an equity analyst and portfolio manager. Chris received his Bachelor of Science degree in Business (with an emphasis in Actuarial Science) from the University of Nebraska at Lincoln in 1993. Chris is a member of the CFA Institute and the CFA Society of Nebraska.

PROSPECTUS

First Focus FundsSM (continued)

•

Michael L. Johnson, CFA, Investment Officer, Portfolio Manager. Mike serves as a Portfolio Manager for the Small Cap Fund for FNB Fund Advisers. Mike has over 16 years of industry experience and joined First National Bank in March 2005 as a member of the Equity team. Prior to joining First National, he worked for Principal Global Investors in Des Moines, Iowa as an equity analyst and portfolio manager. Mike received his Bachelor of Science degree in Business Administration from the University of Nebraska at Lincoln in 1992 and his Masters of Business Administration degree from Drake University in 1995. Mike was awarded the Chartered Financial Analyst designation in 1997 and is a member of the CFA Institute and the CFA Society of Nebraska.

Short-Intermediate Bond Fund and Income Fund

•

Ronald Horner, Vice President, Head of Fixed Income Strategy. Ronald serves as the head of the Fixed Income strategy team in the First Investment Group for First National Bank. Ron has nearly 20 years of industry experience, including 18 years of experience with Commercial Federal Bank, most recently serving over seven years as Investment Portfolio Manager and Secondary Marketing Manager. Ron joined First National Bank in 2006. He received his BS in Business Administration from Creighton University and his MBA from the University of Nebraska at Omaha.

•

Travis Nordstrom, CFA, Investment Officer, Portfolio Manager. With nearly 10 years of industry experience, Travis joined First National Bank in 2000 and was later promoted to Portfolio Manager. Prior to joining First National, he worked at Commerzbank AG, in Frankfurt, Germany. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of Nebraska. Travis studied financial economics on a Fulbright Scholarship in Frankfurt, Germany. He received his BS in Economics from Nebraska Wesleyan University and MBA in Economics from the University of Nebraska at Omaha.

•

Mary Anne Mullen, CFA, CPA, Investment Officer. Mary Anne has over 11 years of work experience. After four years in public accounting, Mary Anne spent five years working for Metropolitan Life Insurance Company in New Jersey, primarily working as a fixed income credit analyst. Prior to joining First National Bank in 2009, Mary Anne spent three years as an investment consultant working for Jeffrey Slocum and Associates in Minneapolis, MN. She received her Bachelor of Science in Business Administration in Accounting from Creighton University and earned her Masters of Business Administration in Finance from the Stern School of Business at New York University. She is a CFA Charterholder and is a Certified Public Accountant.

International Equity Fund (sub-advised by KBCAM)

•

Geoffrey Randells, Head of Equities, Dublin. Geoffrey has been in the investment services industry since 1987 and joined KBCAM in 2005. His previous experience includes Director of Asia Pacific Equities at CIN Management, London and Executive Director/Head of Asia Pacific and Japanese Equities at NPI Asset Management, London. He has spent the last number of years as Head of Global Equities at Philips, Hager & North, Vancouver, Canada. Geoffrey holds a B.SC in Mathematics and M.SC. in Statistics from the University of London (Imperial College) and is a fellow of the Institute of Actuaries.

Large Cap Growth Fund (sub-advised by Riverbridge)

•

Philip W. Dobrzynski, CFA, CPA, CFP», Principal, Research Analsys. Phil Dobrzynski has been in the industry since 1998 and brings a spectrum of financial and investment industry background and talents to Riverbridge clients. He is a Chartered Financial Analyst, a Certified Public Accountant with six years of experience in public accounting, and holds a Certified Financial PlannerTM certification. He has been an Adjunct Professor for the Financial Planning Program, Minnesota State University at Mankato. Phil joined Riverbridge Partners in May 1998. He is a member of the Investment Team where he is responsible for securities analysis across all industry sectors. He began his career with Arthur Andersen & Company. Before joining the staff at Riverbridge Partners, Phil worked for Tyler, Simms & St. Sauveur, Certified Public Accounts, as an audit and tax supervisor. Phil received his BS degree in Accounting from Pennsylvania State University and his MBA from the University Of Minnesota Carlson School Of Management. Phil is a member of the CFA Institute; the CFA Society of Minnesota; the American Institute of Certified Public Accountants (AICPA); the Financial Planning Association (FPA); and the Financial Planning Association of Minnesota.

•	Dana L. Feick, CFA, Principal, Research Analyst. Dana Feick has been in the financial services industry since 1986. As a member of the Investment Team, he is responsible for securities analysis across all industry sectors and for portfolio management of the Eco Leaders Portfolio. Dana joined the Riverbridge Partners team in January 1992. Dana began his investment career at IDS Financial Corporation, now Ameriprise Financial Services, Inc. He was a Research Associate in the IDS Growth Spectrum Advisors division that manages small cap funds for institutions; Dana was responsible for small cap growth stock research across all industries. Dana was also a Research Analyst for the IDS Investment Research division where he was responsible for a variety of industries. He graduated with distinction from the University Of Minnesota School Of Management where he received a BSB in Finance. Dana received his Chartered Financial Analyst (CFA) certificate in 1990.

•

Rick D. Moulton, CFA, Principal, Research Analyst & Chief Compliance Officer. Rick Moulton has been in the investment services industry since 1989 and has contributed his many talents to Riverbridge Partners since May 1991. He is a member of the Investment Team and is responsible for securities analysis and company research across all industry sectors. Rick is also a client relationship manager for our institutional clients and intermediaries. Additionally, he leads the compliance, operations and trading efforts at Riverbridge and is active in marketing efforts. Prior to joining Riverbridge Partners, he worked for Dain Bosworth, Inc. as an IRA/Margin Generalist. Rick graduated from the University Of Minnesota Carlson School Of Management where he received a BSB in Finance. Rick is a Chartered Financial Analyst. He is a member of the CFA Institute and the CFA Society of Minnesota.

•

Mark A. Thompson, Principal, Chief Investment Officer. Mark Thompson has been in the financial services industry since 1982 and co-founded Riverbridge Partners in July of 1987, shortly before the market crashed. When many investors were running from the market, Mark’s passionate belief in long-term investing in growth companies of value prevailed and this tenet has been the guiding principle of the firm ever since. As Chief Investment Officer, he is responsible for coordinating the efforts of the Investment Team and overall portfolio compliance to Riverbridge Partners investment disciplines. He has played a significant role in the development and growth of Riverbridge Partners. Prior to founding Riverbridge, Mark was employed with IDS Financial Corp. — now Ameriprise Financial Services, Inc. — where he was responsible for investment research and an associate portfolio manager of the IDS New Dimensions Fund. Mark is a graduate of the University Of Minnesota Carlson School Of Management with a BSB in Finance. He is a member of the CFA Institute and the CFA Society of Minnesota.

Portfolio Management Team — Tributary

The following people are primarily responsible for day-to-day management of the Funds advised by Tributary.

Balanced Fund and the Growth Opportunities Fund

•

David C. Jordan, CFA, Senior Portfolio Manager. David develops and implements investment strategy and policy for Tributary Capital Management. David has been managing institutional and individual investment portfolios for over 21 years. Before joining Tributary’s staff he managed investments at the predecessors to Bank One Investment Advisors, Key Trust of the Northwest and Wells Fargo Denver. He has a bachelor’s degree in Finance from the Business School at the University of Colorado. He holds the Chartered Financial Analyst designation and is a member of the Chartered Financial Analyst Institute, as well as the Denver Society of Security Analysts.

•

Kurt Spieler, CFA, Managing Director. Kurt brings over 20 years of investment experience to his role as Managing Director at Tributary Capital Management. This experience includes over 16 years with Principal Financial Group in Des Moines, Iowa, where his role expanded from securities analyst to managing a highly successful emerging market portfolio and then being named the Head of International Equities with responsibilities for all global offerings. Most recently, Kurt was the President of his own company, Treis Capital, an asset management firm. Kurt earned his Bachelor of Business Administration in Accounting degree from Iowa State University and Master of Business Administration from Drake University. He achieved the designation of Chartered Financial Analyst in 1994 and is a member of the CFA Society of Colorado.

•

Charles Lauber, CFA, Portfolio Manager. Charles joined the Tributary Capital Management Team in 2006 and has 14 years of industry experience. Formerly, he worked as an Investment Manager for Koesten Hirschmann & Crabtree, Inc. in the Kansas City area. The majority of

PROSPECTUS

First Focus FundsSM (continued)

his industry experience has centered around small and mid cap equity analysis. Charles earned his Masters in Business Administration degree from the McCombs School of Business at the University of Texas. In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute.

Additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund managed by that portfolio manager is available in the SAI.

Fees

FNB receives an advisory fee from the six Funds it advises. Computed daily and paid monthly, the fee is a percent of each Fund’s average daily net assets at these annual rates:

•	Short-Intermediate Bond Fund: 0.50%

•	Income Fund: 0.60%

•	Core Equity Fund: 0.75%

•	Large Cap Growth Fund: 0.90%

•	Small Company Fund: 0.85%

•	International Equity Fund: 1.00%

Tributary receives an advisory fee from the two Funds it advises. Computed daily and paid monthly, the fee is a percentage of each Fund’s average daily net assets at these annual rates:

•	Balanced Fund: 0.75%

•	Growth Opportunities Fund: 0.75%

The Advisers may choose to waive all or some of their advisory fees, which will cause a Fund’s yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.

A discussion regarding the basis for the Board of Directors’ approval of the Funds’ investment advisory agreements, including the sub-advisory agreements, is available in the semi-report for the period ended September 30, annual 2008, which is available at www.firstfocusfunds.com.

Other Service Providers

The Funds’ Board of Directors has appointed various parties to advise and administer the Funds.

Co-Administrators

Citi Fund Services, Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 53219, is Co-Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services.

First National Bank also serves as Co-Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services.

Custodian and Transfer Agent

FNB in its capacity as Custodian provides for the safekeeping of the Funds’ assets except for the International Equity Fund, for which Union Bank of California, N.A. acts as Custodian.

DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Transfer Agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds’ returns to be higher than they would have been without the waiver.

Distributor

Northern Lights Distributors, LLC is the Distributor for the Funds.

Service Plan

Certain financial intermediaries may accept purchase and redemption orders on the Funds’ behalf. Such purchase and redemption orders will be deemed to have been received by the Funds’ at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Company may effect portfolio transactions through broker dealers who sell Fund shares, the Company does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

The Company bears fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency and other administrative services. The expenses paid by each Fund are included in “Other Expenses” in this Prospectus.

The Company has adopted an Administrative Service Plan (the “Services Plan”) under which each Fund may enter into a Servicing Agreement to pay compensation to banks and other financial institutions that provide various administrative services for Shareholders (“Shareholder Servicing Agent”) Under the Services Plan, the fees will not exceed an annual rate of 0.25% of a Fund’s average daily net assets. Such Shareholder Servicing Agents may include the Advisers, their correspondent and affiliated banks, the co-Administrators and their affiliates, and third-party financial intermediary.

The Funds’ agreement with First National sets that Shareholder Servicing Agent’s service fee at the annual rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom First National provided services under the Servicing Agreement.

First National may choose to waive some or all of this fee, which will cause a Fund’s total return and yield to be higher than without the waiver.

PROSPECTUS

First Focus FundsSM Financial Highlights

The following tables show you each Fund’s financial performance for the past five years, or if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm. Their report, along with the Funds’ financial statements, is included in the SAI, which is available upon request.

For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Expenses to Average Net Assets		Net Investment Income to Average Net Assets		Expenses to Average Net Assets(a)	Portfolio Turnover
Short-Intermediate Bond Fund
For the year ended March 31,
2009	$9.45	$0.33		$(0.14)	$(0.39)	$(0.05)	$9.20	2.05%		$49,125	0.90%		3.53%		1.20%	50%
2008	9.40	0.41		0.05	(0.41)	—	9.45	5.01	(b)	50,299	0.82	(c)	4.33	(c)	1.17	68
2007	9.35	0.35	(d)	0.11	(0.41)	—	9.40	5.07		47,306	0.89		3.78		1.13	70
2006	9.58	0.27		(0.09)	(0.41)	—	9.35	1.95		60,992	0.84		3.11		0.98	41
2005	10.09	0.30		(0.40)	(0.41)	—	9.58	(0.94)		67,666	0.87		2.92		1.01	73

Income Fund
For the year ended March 31,
2009	$9.69	$0.42		$(0.39)	$(0.43)	$—	$9.29	0.40%		$51,965	0.79%		4.47%		1.33%	63%
2008	9.63	0.46		0.05	(0.45)	—	9.69	5.27	(b)	59,117	0.71	(c)	4.73	(c)	1.29	81
2007	9.52	0.40		0.12	(0.41)	—	9.63	5.66		64,946	0.98		4.21		1.19	77
2006	9.79	0.35		(0.21)	(0.41)	—	9.52	1.38		54,045	1.02		3.70		1.09	85
2005	10.19	0.33		(0.32)	(0.41)	—	9.79	0.13		67,645	1.04		3.60		1.11	52

Balanced Fund
For the year ended March 31,
2009	$12.36	$0.24		$(3.44)	$(0.24)	$(0.22)	$8.70	(26.13)%		$21,861	1.35%		2.28%		1.51%	60%
2008	14.69	0.18		(0.17)	(0.18)	(2.16)	12.36	(0.55	)(b)	31,376	1.30	(c)	1.32	(c)	1.51	83
2007	14.14	0.12		0.57	(0.12)	(0.02)	14.69	4.83		33,659	1.33		0.84		1.45	60
2006	12.45	0.05		1.69	(0.05)	—	14.14	13.96		33,518	1.35		0.35		1.35	44
2005	11.62	0.08		0.83	(0.08)	—	12.45	7.83		27,227	0.99		0.62		1.38	72

Core Equity Fund
For the year ended March 31,
2009	$8.72	$0.09		$(3.07)	$(0.09)	$(0.11)	$5.54	(34.36)%		$70,000	1.24%		1.34%		1.40%	28%
2008	10.33	0.09		(0.32)	(0.09)	(1.29)	8.72	(3.25	)(b)	95,746	1.18	(c)	0.87	(c)	1.39	31
2007	10.45	0.11		1.24	(0.11)	(1.36)	10.33	13.09		108,580	1.22		1.06		1.32	36
2006	10.26	0.09		1.04	(0.10)	(0.84)	10.45	11.43		101,387	1.20		0.88		1.20	18
2005	9.67	0.09		0.96	(0.09)	(0.37)	10.26	11.00		105,864	1.23		0.90		1.23	11

(a)	Ratios excluding contractual and voluntary waivers. Voluntary waivers may be stopped at any time.
(b)	During the year ended March 31, 2008, FNB reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the total return was 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, and 0.06% for Core Equity Fund. See Note 8 in notes to financial statements for the period ended March 31, 2009 included in the Funds’ Annual Report as of that date.
(c)	During the year ended March 31, 2008, FNB reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio were, 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, and 0.06% for Core Equity Fund. See Note 8 in notes to financial statements for the period ended March 31, 2009 included in the Funds’ Annual Report as of that date.
(d)	Per share data calculated using average share method.

			Investment Activities		Distributions to Shareholders from:						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period		Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Net Investment Income	Net Realized Gains on Investments and Foreign Currency	Return of Capital	Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expenses to Average Net Assets(b)	Net Investment Income (Loss) to Average Assets(b)		Expenses to Average Net Assets(b)(c)	Portfolio Turnover
Large Cap Growth Fund
For the period ended March 31,
2009		$8.60	$0.05	$(2.62)	$(0.05)	$—	$—	$5.98	(29.94)%		$30,771	0.99%	0.84%		1.55%	18%
2008(d)		10.00	— (e)	(1.40)	—	—	—	8.60	(14.00)		23,509	1.95	0.03		2.41	6

Growth Opportunities Fund
For the year ended March 31,
2009		$13.16	$0.05	$(4.44)	$(0.02)	$(1.29)	$(0.10)	$7.36	(33.91)%		$41,797	1.27%	0.48%		1.43%	64%
2008		l5.2l	(0.02)	(0.69)	(0.05)	(1.29)	—	13.16	(5.50	)(f)	69,135	1.20 (g)	(0.17	)(g)	1.42	73
2007		16.12	(0.02)	0.81	—	(1.70)	—	15.21	5.31		70,521	1.26	(0.15)		1.37	51
2006		l5.00	(0.09)	2.95	—	(1.74)	—	16.12	20.03		70,211	1.24	(0.56)		1.24	28
2005		13.64	(0.06)	1.42	—	—	—	15.00	9.97		78,371	0.99	(0.42)		1.25	47

Small Company Fund
For the year ended March 31,
2009	$	l5.65	$0.12	$(5.46)	$(0.12)	$(0.29)	$—	$9.90	(34.47)%		$30,051	1.43%	0.88%		1.59%	32%
2008		19.47	0.06	(1.06)	(0.06)	(2.76)	—	15.65	(5.87	)(f)	39,676	1.35 (g)	0.37	(g)	1.56	27
2007		20.08	0.08	1.77	(0.10)	(2.36)	—	19.47	9.56		45,845	1.38	0.41		1.48	31
2006		17.54	0.05	3.27	(0.05)	(0.73)	—	20.08	19.29		48,465	1.36	0.28		1.36	15
2005		17.18	0.02	0.50	(0.02)	(0.14)	—	17.54	3.00		45,709	1.39	0.13		1.39	6

International Equity Fund
For the year ended March 31,
2009		$12.93	$0.19	$(6.62)	$(0.18)	$(0.14)	$—	$6.18	(50.02)%		$56,149	1.52%	2.09%		1.77%	64%
2008		15.21	0.16	(0.78)	(0.15)	(1.51)	—	12.93	(5.40	)(f)	93,782	1.41 (g)	1.10	(g)	1.72	68
2007		13.48	0.12	2.36	(0.15)	(0.60)	—	15.21	18.70		85,896	1.44	0.97		1.65	49
2006		11.20	0.09	3.36	(0.09)	(1.08)	—	13.48	32.12		51,495	1.51	0.85		1.61	51
2005		11.23	0.05	0.83	(0.03)	(0.88)	—	11.20	7.96		32,307	1.59	0.59		1.69	145

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Ratios excluding contractual and voluntary waivers. Voluntary waivers may be stopped at any time.
(d)	Commenced operations on July 5, 2007.
(e)	Amount rounds to less than $0.005 per share.
(f)	During the year ended March 31, 2008, FNB reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the total return was 0.06% for Growth Opportunities Fund, 0.06% for Small Company Fund, and 0.06% for International Equity Fund. See Note 8 in notes to financial statements for the period ended March 31, 2009 included in the Funds’ Annual Report as of that date.
(g)	During the year ended March 31, 2008, FNB reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio were, 0.07% for Growth Opportunities Fund, 0.06% for Small Company Fund, and 0.06% for International Equity Fund. See Note 8 in notes to financial statements for the period ended March 31, 2009 included in the Funds’ Annual Report as of that date.

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First Focus Funds Privacy Policy

Our Commitment to You

We are bound by a privacy policy that requires us to treat private information as confidential. We will continue to protect the privacy of the information you share with us. Specific procedures have been developed to safeguard your private information and comply with government standards.

Serving Your Needs

In order to open your First Focus Funds account and provide you with high quality services, we need to know certain kinds of information. We collect non-public personal information about you from the following sources:

•	Information we receive from you on applications and other forms such as your name, address, phone number, social security number and personal financial information.

•	Information about your transactions and account experience with us, such as your holdings and trades.

Safeguarding Your Information

Our privacy policy safeguards the information that you have entrusted to us. Keeping your personal information secure is one of our most important responsibilities. All of the persons and companies that we retain to deal with your account are held accountable for adhering to strict standards to prevent misuse of your personal information. We safeguard your information in the following ways:

•	Generally, access to information about you is restricted to individuals using it to maintain your account and act on your request for additional services.

•	We, and the service providers that work for us, maintain security standards and procedures designed to protect customer information and to prevent unauthorized access to such information.

Sharing Information With Others

In the course of conducting business and maintaining your account we may share customer information, as allowed by law, with our affiliated companies and with other service providers, including broker-dealers, custodians, transfer agents and marketing consultants. Each of these companies is required to agree to strictly safeguard the confidentiality of our customer information. There may be times when we provide information to federal, state or local authorities as required by law. We may also share information with nonaffiliated third parties if we have your consent, such as when you request it or you ask us to process a transaction that requires us to do so.

We appreciate the trust you have placed in First Focus Funds. We, in turn, respect your desire for privacy and we will work hard to keep your personal information confidential.

Not Part of the Prospectus

First Focus Funds
Value. Stability. Service.

For more information on the Funds, ask for a free copy of the following:

Statement of Additional Information (SAI).
The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

Annual/Semi-Annual Reports.
These reports describe the Funds' performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain information:

By phone
Call 1-800-662-4203

On the web
www.firstfocusfunds.com

You can review and copy information about First Focus Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-551-8090 for information on the operations of the Public Reference Room. Reports and other information about First Focus Funds are also available at the SEC's Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

SEC File Number 811-8846

FFF-PS-001-0900